E&E ASSETS	6 Months Ended
Jun. 30, 2025
E&E ASSETS
E&E ASSETS

6. E&E ASSETS

The E&E assets of the Company, by property and nature of expenditure, as of June 30, 2025 were as follows:

	Kelly	Lone	Stockade	Fourmile
	Creek	Mountain	Mountain	Basin	Total
Balance - December 31, 2024	$719,533	$1,379,437	$1,978,504	$—	$4,077,474
E&E expenditures:
Acquisition costs	—	—	25,000	—	25,000
Assays	—	3,391	—	—	3,391
Consulting	—	106,551	55,247	650	162,448
Field supplies and rentals	—	2,274	1,255	—	3,529
Field work	—	346	5,951	—	6,297
Government payments	—	—	3,324	—	3,324
Share-based compensation	6,815	6,816	6,816	—	20,447
Technical and assessment reports	—	750	—	—	750
Travel	—	9,452	1,300	120	10,872
Write-off of E&E assets	—	—	—	(770)	(770)
Total E&E expenditures	6,815	129,580	98,893	—	235,288
Balance - June 30, 2025	$726,348	$1,509,017	$2,077,397	$—	$4,312,762

(a) Kelly Creek Project (Nevada, USA)

The Company entered into an agreement with Pediment Gold LLC (“Pediment”), a subsidiary of URZ3 Energy Corp. (“URZ”) (formerly Nevada Exploration Inc. (“NGE”)), for an option to earn up to a 70% interest in a joint venture on the Kelly Creek Project.

On June 3, 2024, the Company and Pediment agreed to amend the terms of the option to enter joint venture agreement. Under this third amendment, the Company may exercise the option to earn a 51% interest in the project by incurring a cumulative total of C$2,500,000 (in progress) of E&E expenditures on the project by June 30, 2027. The cumulative total includes E&E expenditures incurred on the project as of June 3, 2024 in the amount of $923,757.

The Company has the option to increase its participating interest by an additional 19% to a total of 70% by incurring an additional C$2,500,000 on E&E expenditures with no time limit, although the Company must continue to pay the underlying property lease payments and the United States Department of the Interior Bureau of Land Management (“BLM”) and county fees to keep the properties subject to the joint venture in good standing.

There are minimum annual royalty payments required by the Company as part of an underlying agreement within the Kelly Creek Project. On June 6, 2024, the Company and Julian Tomera Ranches, Inc. agreed to amend the terms of the mining lease agreement (the “Hot Pot Agreement”). Under this sixth amendment, the Company is subject to the following minimum payments:

September 16, 2021	$30,000	Paid
September 16, 2022	$30,000	Paid
September 16, 2023	$30,000	Paid
September 16, 2024	$20,000	Paid
September 16, 2025	$20,000
September 16, 2026	$25,000
September 16, 2027 and every year thereafter	$30,000

Any mineral production on the claims is subject to a 3.0% net smelter return royalty which can be reduced to 2.0% upon payment of $2,000,000. The Hot Pot lease and any additional property within 2.5 miles of the original boundary of the claims is also subject to 1.25% net smelter return royalty in favour of Battle Mountain Gold Exploration Corporation.

6. E&E ASSETS (Continued)

(b) Lone Mountain Project (Nevada, USA)

The Company entered into a mineral lease agreement with an option to purchase the Lone Mountain Project with NAMMCO. Under the terms of the agreement, the Company is subject to the following pre-production payments:

Signing of the lease	$80,000	Paid
November 1, 2021	$30,000	Paid
November 1, 2022	$20,000	Paid
November 1, 2023	$20,000	Paid
November 1, 2024	$30,000	Paid
November 1, 2025 and every year thereafter(1)	$30,000
(1)	Pre-production payments increase by $10,000 every year after November 1, 2025 to a maximum of $200,000.

The Company is required to incur the following minimum E&E expenditures on the property:

September 1, 2024	$150,000	Completed
September 1, 2025	$250,000	Completed
September 1, 2026	$300,000	In progress
September 1, 2027	$300,000	In progress
September 1, 2028	$400,000	In progress
September 1, 2029(1)	$400,000	In progress
(1)	The work commitment terminates when $1,800,000 has been spent on the property.

Any mineral production on the claims is subject to a 3.0% net smelter return royalty. The net smelter return royalty can be reduced from 3.0% to 2.5% for $2,000,000. The Company has the option to purchase the entire interest in the project, except for the royalty, once there is a discovery of at least 500,000 ounces of gold (or equivalent in other metals) or a pre-feasibility study has been completed. The Company may exercise this option by payment of $2,000,000, reduced by the pre-production payments paid to the date of purchase.

(c) Stockade Mountain Project (Oregon, USA)

The Company entered into a mineral lease and option agreement with Bull Mountain Resources, LLC (“BMR”) to lease a 100% interest in the Stockade Mountain Project. Under the terms of the agreement, the Company is subject to the following pre-production payments:

May 16, 2022	$15,000	Paid
November 16, 2022	$10,000	Paid
May 16, 2023	$10,000	Paid
November 16, 2023	$15,000	Paid
May 16, 2024	$15,000	Paid
November 16, 2024	$25,000	Paid
May 16, 2025	$25,000	Paid
November 16, 2025 and every six months thereafter	$25,000

The Company is required to incur minimum E&E expenditures on the property of $30,000 by May 16, 2023 (completed). On February 28, 2024, the Company executed an amendment to the mineral lease and option agreement with BMR eliminating the requirement of 2,000 meters of drilling by May 16, 2024.

6. E&E ASSETS (Continued)

BMR will retain a 2.0% net smelter return royalty on claims owned by BMR and 0.25% net smelter return royalty on third-party claims acquired within the area of influence around the property. Payments to BMR totaling $10,000,000 in any combination of pre-production payments, production or minimum royalties will reduce the production royalties on wholly owned claims from 2.0% to 1.0%.

(d) Project reclamation requirements

As at June 30, 2025, the Company holds total surety bonds of $38,863 in favour of the BLM and $43,252 in favour of the Oregon Department of Geology and Mineral Industries in support of the reclamation requirements for its projects.